Taxation - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Income Tax Disclosure [Abstract]
Income before income tax expense	¥ 1,248,852	$ 179,873	¥ 1,276,191	¥ 941,461
Income tax expense computed at applicable tax rates (25%)	312,213	44,969	319,047	235,365
Non-deductible expenses	25,798	3,716	16,372	8,344
Change in valuation allowances	47,006	6,770	16,054	5,493
Outside basis difference	(28,265)	(4,071)	(17,329)	27,789
Effect of international tax rate difference	3,593	517	3,978	1,200
Interest expense relating to unrecognized tax benefits	2,482	357	3,809	3,984
Effect of preferential tax rate	(330,198)	(47,558)	(56,389)	(89,394)
Income tax expense	¥ 32,629	$ 4,700	¥ 285,542	¥ 192,781